Financial risk management (Tables)	12 Months Ended
Mar. 31, 2024
Statements [Line Items]
Summary of Capital Risk Management Indicator Return on Equity
Sony uses Return on Equity (“ROE”) as an indicator for capital risk management.

	March 31
	2023 Restated	2024
ROE*	16.4%	13.7%

*	ROE is calculated using equity attributable to Sony Group Corporation’s stockholders.

Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table summarizes Sony’s financial liabilities as of March 31, 2023 and 2024.

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,306,981	3,316,556	3,171,377	30,215	14,933	1,060	2,410	96,561
Bonds	349,332	354,169	26,039	40,986	110,862	35,591	80,416	60,275
Borrowings	2,988,994	3,025,480	1,998,315	70,690	147,447	270,268	62,571	476,189
Loan commitments	—	35,831	35,831	—	—	—	—	—
Derivative liabilities *2	34,123	33,766	28,886	623	1,041	912	918	1,386
Guarantee deposits received	40,568	40,568	31,085	272	19	58	13	9,121
Redeemable noncontrolling interests	47,326	48,616	—	24,844	10,397	4,572	198	8,605

	Yen in millions
	March 31, 2023
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	532,246	593,967	90,244	80,476	68,143	55,189	47,665
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		56,603	37,539	34,588	25,798	18,384	79,338

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	March 31, 2023
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	32,881	27,820	769	1,076	912	918	1,386
Derivative contracts
—Gross settled
Received	29,092	25,894	156	3,042	—	—	—
Paid	29,977	26,960	10	3,007	—	—	—

	Yen in millions
	March 31, 2024
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1	3,845,607	3,870,349	3,687,051	22,043	11,422	2,728	3,069	144,036
Bonds	544,078	554,986	42,236	112,112	126,786	101,302	80,974	91,576
Borrowings	2,972,629	3,013,803	1,909,097	84,525	259,511	231,829	156,945	371,896
Loan commitments	—	50,965	50,965	—	—	—	—	—
Derivative liabilities *2	29,287	29,557	23,465	1,179	1,178	1,145	953	1,637
Guarantee deposits received	44,864	44,864	31,479	135	9	24	10	13,207
Redeemable noncontrolling interests	54,028	54,389	—	14,794	25,740	99	5,292	8,464

	Yen in millions
	March 31, 2024
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	571,726	671,899	106,505	96,090	85,917	68,624	57,850
		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		51,240	47,630	37,279	29,390	21,954	69,420

*1	Demand deposits are included in the “Within 1 year” category.

*2	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

	Yen in millions
	March 31, 2024
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
—Net settled
Paid	28,220	22,128	1,179	1,178	1,145	953	1,637
Derivative contracts
—Gross settled
Received	49,187	49,187	—	—	—	—	—
Paid	50,524	50,524	—	—	—	—	—

Summary of Foreign Exchange Risk Exposures
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2023	2024
U.S. dollar	45,316	81,000
Euro	1,459	282

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.

Summary of Changes in Loss Allowances
(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2023	2024
Balance at beginning of the fiscal year	31,341	27,534

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(4,568)	(2,018)
New financial assets originated or purchased	6,401	9,464
Write-offs	(6,647)	(5,990)
Changes in models/risk parameters	(1,409)	643
Foreign exchange and other movements	2,416	3,433

Balance at end of the fiscal year	27,534	33,066

Debt Securities
	Yen in millions
	12-month expected credit losses *
	Fiscal year ended March 31
	2023	2024
Balance at beginning of the fiscal year	53	61

Changes due to financial assets recognized at beginning of the fiscal year:
— Financial assets that have been derecognized	(4)	(10)
New financial assets originated or purchased	13	8
Changes in models/risk parameters	(1)	(1)
Foreign exchange and other movements	—	—

Balance at end of the fiscal year	61	58

*
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

Substantially all of the loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2023 and 2024.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2022	164	927	1,091
Changes due to financial assets recognized as of April 1, 2022:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	80	(80)	—
— Financial assets that have been derecognized	(6)	(285)	(291)
New financial assets originated or purchased	51	20	71
Changes in models/risk parameters	25	241	266
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2023	313	824	1,137

Changes due to financial assets recognized as of March 31, 2023:
— Transfer to lifetime expected credit losses	(1)	1	—
— Transfer to 12-month expected credit losses	106	(106)	—
— Financial assets that have been derecognized	(24)	(227)	(251)
New financial assets originated or purchased	45	823	869
Changes in models/risk parameters	(162)	187	24
Foreign exchange and other movements	—	—	—

Balance as of March 31, 2024	277	1,502	1,779

Summary of Credit Risk Exposure By Risk Rating Grades
(c)	Credit risk exposure by risk rating grades
Credit risk exposure by risk rating grades as of March 31, 2023 and 2024, is as follows:
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2023	2024
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,849,112	2,224,058
Due over 30 to 90 days	46,332	47,942
Due over 90 days	63,519	75,740

Total	1,958,963	2,347,740

	Yen in millions
	March 31
	2023 Restated	2024
Debt securities by credit ratings (Gross carrying amount)
AAA	536,009	659,016
AA	2,807,684	3,122,639
A	7,328,136	7,111,836
BBB	9,625	15,668
Other	6,434	3,004

Total	10,687,888	10,912,163

Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services segment as of March 31, 2023 and 2024.

	Yen in millions
	March 31, 2023
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,124,410	140	3,124,550	2,173	3,350	5,523	3,130,073
Other	16,852	242	17,094	4	74	78	17,172

Total	3,141,262	382	3,141,644	2,177	3,424	5,601	3,147,245

	Yen in millions
	March 31, 2024
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,570,142	247	3,570,389	1,998	2,706	4,704	3,575,093
Other	15,755	378	16,133	5	96	101	16,234

Total	3,585,897	625	3,586,522	2,003	2,802	4,805	3,591,327

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

Equity price risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2023 and 2024 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2023	2024
Income before income taxes	(11,734)	(24,621)
Other comprehensive income (before considering the tax effects)	(9,800)	(6,116)

Currency risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis

	Yen in millions
	March 31
	2023	2024
U.S. dollar	(4,532)	(8,100)
Euro	(146)	(28)